Financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
Financial risk management
Schedule of contractual maturities of financial liabilities

		Between 1	Between 2
(in thousands)	< 1 year	and 2 years	and 5 years	Over 5 years
At December 31, 2018	US $	US $	US $	US $	Total
Trade payables and accrued liabilities	7,207	—	—	—	7,207
Derivative liabilities	—	—	5,789	—	5,789
Term Loan and other non-current (Note 13)	4,655	5,642	5,133	—	15,430
	11,862	5,642	10,922	—	28,426

		Between 1	Between 2
(in thousands)	< 1 year	and 2 years	and 5 years	Over 5 years
At December 31, 2017	US $	US $	US $	US $	Total
Trade payables and accrued liabilities	10,890	—	—	—	10,890
Payable on completion of clinical trial	500	—	—	—	500
Derivative liabilities	—	—	12,626	—	12,626
Term Loan and other non-current (Note 13)	—	4,700	10,730	—	15,430
	11,390	4,700	23,356	—	39,446

Schedule of carrying amounts of foreign currency denominated monetary net assets

	December 31, 2018	December 31, 2017
(in thousands)	US $	US $
Sterling - Cash	491	462